Stockholders' Equity (Deficit) - Narrative (Details)		12 Months Ended
	Oct. 06, 2021 $ / shares shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2019 shares
Stockholders' Equity (Deficit)
Common stock, shares authorized (in shares)	400,000,000	400,000,000	114,290,527
Preferred stock, shares authorized (in shares)	100,000,000	100,000,000	75,685,626
Preferred stock, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued (in shares)		114,991,026	5,019,582	15,242,358
Common stock, shares outstanding (in shares)	114,707,150	114,991,026	5,019,582
Common stock, vote per common share		1
Recapitalization exchange ratio	1.815	1.815
PIPE Shares (in shares)	20,000,000	34,476,204	299,308
Warrant outstanding (in shares)			1
Securities called by warrant (in shares)			6,439
Exercise price of warrant (in dollars per share) | $ / shares			$ 1.61